SEGMENT REPORTING, Long-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Long-lived assets	$ 2,744,245	$ 2,179,794
Singapore [Member]
Segment Information [Abstract]
Long-lived assets	583,607	684,454
Southeast Asia excluding Singapore [Member]
Segment Information [Abstract]
Long-lived assets	1,386,679	969,350
Latin America [Member]
Segment Information [Abstract]
Long-lived assets	421,607	152,472
Rest of Asia [Member]
Segment Information [Abstract]
Long-lived assets	230,060	225,954
Rest of the World [Member]
Segment Information [Abstract]
Long-lived assets	$ 122,292	$ 147,564